Capital Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Total debt-to-total assets ratio	7.50%	11.20%
Deposits Received [member]
Statement [LineItems]
Debts excluded in debt to total assets ratio	¥ 9,826	¥ 4,098
Lease liabilities [member]
Statement [LineItems]
Debts excluded in debt to total assets ratio	¥ 40,647	¥ 42,146